UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2014

Date of reporting period:	May 31, 2014

Item 1. Schedule of Investments:

Putnam Global Consumer Fund

The fund's portfolio
5/31/14 (Unaudited)

COMMON STOCKS (96.1%)(a)
	Shares	Value

Automobiles (6.6%)

Daimler AG (Registered Shares) (Germany)	5,686	$540,236

Fiat SpA (Italy)(NON)	15,835	165,453

General Motors Co.	12,253	423,709

Toyota Motor Corp. (Japan)	9,500	536,618

		1,666,016
Beverages (5.4%)

Anheuser-Busch InBev NV (Belgium)	3,471	380,933

Dr. Pepper Snapple Group, Inc.	3,245	187,237

Monster Beverage Corp.(NON)	3,700	256,706

PepsiCo, Inc.	6,000	529,980

		1,354,856
Building products (1.0%)

Fortune Brands Home & Security, Inc.	6,300	251,874

		251,874
Construction materials (0.2%)

Caesarstone Sdot-Yam, Ltd. (Israel)	1,200	54,210

		54,210
Diversified consumer services (0.6%)

ITT Educational Services, Inc.(NON)(S)	9,335	160,749

		160,749
Diversified financial services (0.8%)

Levy Acquisition Corp. (Units)(NON)	21,000	210,000

		210,000
Electrical equipment (0.8%)

Generac Holdings, Inc.	4,000	194,720

		194,720
Food and staples retail (4.1%)

Cia Brasileira de Distribuicao Grupo Pao de Acucar (Preference) (Brazil)	3,000	136,321

Magnit OJSC (Russia)	1,150	290,669

Seven & I Holdings Co., Ltd. (Japan)	8,500	341,099

Whole Foods Market, Inc.	7,200	275,328

		1,043,417
Food products (8.8%)

Associated British Foods PLC (United Kingdom)	4,288	216,920

Kellogg Co.	6,200	427,676

Kerry Group PLC Class A (Ireland)	4,969	378,300

Kraft Foods Group, Inc.	4,769	283,565

Mead Johnson Nutrition Co.	4,437	396,978

Nestle SA (Switzerland)	6,432	504,576

		2,208,015
Hotels, restaurants, and leisure (7.8%)

Compass Group PLC (United Kingdom)	23,590	393,636

Hilton Worldwide Holdings, Inc.(NON)	24,314	549,983

International Game Technology (IGT)	15,500	194,525

Intrawest Resorts Holdings, Inc.(NON)	11,604	132,402

Melco Crown Entertainment, Ltd. ADR (Hong Kong)	3,600	124,092

Penn National Gaming, Inc.(NON)	28,554	332,940

Thomas Cook Group PLC (United Kingdom)(NON)	81,145	223,065

		1,950,643
Household durables (5.3%)

Coway Co., Ltd. (South Korea)	4,993	420,436

PulteGroup, Inc.	22,602	442,095

UCP, Inc. Class A(NON)	5,300	70,172

Whirlpool Corp.	2,700	387,585

		1,320,288
Household products (1.1%)

Henkel AG & Co. KGaA (Preference) (Germany)	2,433	281,011

		281,011
Internet and catalog retail (7.0%)

Amazon.com, Inc.(NON)	2,091	653,542

Priceline Group, Inc. (The)(NON)	697	891,205

Rakuten, Inc. (Japan)	17,300	225,399

		1,770,146
Internet software and services (1.4%)

eBay, Inc.(NON)	7,068	358,560

		358,560
Leisure products (1.4%)

Sega Sammy Holdings, Inc. (Japan)	18,400	355,154

		355,154
Media (9.7%)

Atresmedia Corporacion de Medios de Comunicacion SA (Spain)(NON)	10,518	165,456

CBS Corp. Class B (non-voting shares)	7,935	473,005

DISH Network Corp. Class A(NON)	6,752	396,072

Liberty Global PLC Ser. C (United Kingdom)	12,938	553,746

Madison Square Garden Co. (The) Class A(NON)	3,700	202,945

Mediaset SpA (Italy)(NON)	21,198	104,662

Rightmove PLC (United Kingdom)	6,200	238,195

WPP PLC (United Kingdom)	13,718	295,934

		2,430,015
Multiline retail (2.9%)

Dollar General Corp.(NON)	5,035	270,782

Macy's, Inc.	5,029	301,187

Matahari Department Store Tbk PT (Indonesia)(NON)	120,300	149,098

		721,067
Personal products (1.4%)

Coty, Inc. Class A	21,473	358,170

		358,170
Real estate investment trusts (REITs) (2.9%)

American Tower Corp.	4,075	365,242

Gaming and Leisure Properties, Inc.	10,487	351,944

		717,186
Real estate management and development (1.5%)

RE/MAX Holdings, Inc. Class A	12,800	367,744

		367,744
Software (1.2%)

Electronic Arts, Inc.(NON)	8,500	298,605

		298,605
Specialty retail (7.6%)

Bed Bath & Beyond, Inc.(NON)	7,178	436,781

CarMax, Inc.(NON)	6,200	274,722

Five Below, Inc.(NON)	5,600	202,720

Kingfisher PLC (United Kingdom)	34,949	229,639

Tile Shop Holdings, Inc.(NON)	18,800	280,496

TJX Cos., Inc. (The)	8,800	479,160

		1,903,518
Textiles, apparel, and luxury goods (6.4%)

Compagnie Financiere Richemont SA (Switzerland)	3,551	374,134

Luxottica Group SpA (Italy)	8,796	502,392

Michael Kors Holdings, Ltd.(NON)	5,259	496,344

Moncler SpA (Italy)(NON)	13,408	244,548

		1,617,418
Tobacco (10.2%)

Altria Group, Inc.	12,968	538,950

British American Tobacco (BAT) PLC (United Kingdom)	7,640	461,086

Japan Tobacco, Inc. (Japan)	10,600	359,893

Philip Morris International, Inc.	13,597	1,203,877

		2,563,806

Total common stocks (cost $20,387,843)		$24,157,188

SHORT-TERM INVESTMENTS (4.2%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.18%(d)	149,100	$149,100

Putnam Short Term Investment Fund 0.06%(AFF)	907,329	907,329

Total short-term investments (cost $1,056,429)		$1,056,429

TOTAL INVESTMENTS

Total investments (cost $21,444,272)(b)		$25,213,617

FORWARD CURRENCY CONTRACTS at 5/31/14 (aggregate face value $6,621,689) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	7/17/14	$105,215	$104,050	$1,165
	Canadian Dollar	Buy	7/17/14	52,604	51,500	1,104
Barclays Bank PLC
	British Pound	Buy	6/18/14	100,728	99,345	1,383
	Euro	Sell	6/18/14	340,232	343,527	3,295
	Hong Kong Dollar	Buy	8/20/14	80,174	80,172	2
	Japanese Yen	Sell	8/20/14	315,577	314,533	(1,044)
	Singapore Dollar	Buy	8/20/14	82,677	82,609	68
	Swedish Krona	Buy	6/18/14	191,205	198,407	(7,202)
	Swiss Franc	Buy	6/18/14	148,319	149,668	(1,349)
Citibank, N.A.
	Australian Dollar	Buy	7/17/14	51,030	50,442	588
	Danish Krone	Buy	6/18/14	42,962	43,302	(340)
	Euro	Sell	6/18/14	94,736	97,649	2,913
	Japanese Yen	Buy	8/20/14	188,707	186,931	1,776
Credit Suisse International
	Australian Dollar	Buy	7/17/14	64,855	64,074	781
	Canadian Dollar	Buy	7/17/14	48,366	46,350	2,016
	Euro	Sell	6/18/14	328,101	331,296	3,195
	Swiss Franc	Buy	6/18/14	82,871	83,615	(744)
Deutsche Bank AG
	Australian Dollar	Buy	7/17/14	124,514	123,006	1,508
	British Pound	Buy	6/18/14	92,851	92,617	234
	British Pound	Sell	6/18/14	92,851	91,802	(1,049)
	Canadian Dollar	Buy	7/17/14	38,693	37,909	784
HSBC Bank USA, National Association
	Australian Dollar	Buy	7/17/14	28,020	27,701	319
	Euro	Buy	6/18/14	81,514	82,314	(800)
	Japanese Yen	Buy	8/20/14	177,351	175,657	1,694
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	7/17/14	60,216	59,541	675
	Canadian Dollar	Buy	7/17/14	190,055	186,239	3,816
	Euro	Sell	6/18/14	404,162	408,007	3,845
State Street Bank and Trust Co.
	Canadian Dollar	Buy	7/17/14	59,513	58,295	1,218
	Euro	Buy	6/18/14	618,443	622,936	(4,493)
	Japanese Yen	Buy	8/20/14	302,284	299,429	2,855
	Swedish Krona	Buy	6/18/14	112,446	116,661	(4,215)
	Swiss Franc	Buy	6/18/14	53,609	54,714	(1,105)
UBS AG
	British Pound	Buy	6/18/14	45,587	45,462	125
	British Pound	Sell	6/18/14	45,587	45,369	(218)
	Canadian Dollar	Buy	7/17/14	22,202	21,787	415
	Euro	Buy	6/18/14	519,618	524,691	(5,073)
	Swiss Franc	Buy	6/18/14	123,748	124,826	(1,078)
WestPac Banking Corp.
	Australian Dollar	Buy	7/17/14	42,309	42,404	(95)
	Canadian Dollar	Buy	7/17/14	2,119	2,075	44
	Euro	Buy	6/18/14	668,878	675,224	(6,346)
	Japanese Yen	Buy	8/20/14	379,194	375,553	3,641

Total						$4,308

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
OJSC	Open Joint Stock Company

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2013 through May 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $25,133,317.
(b)	The aggregate identified cost on a tax basis is $21,494,677, resulting in gross unrealized appreciation and depreciation of $4,296,634 and $577,694, respectively, or net unrealized appreciation of $3,718,940.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$—	$1,314,659	$1,314,659	$65	$—
	Putnam Short Term Investment Fund *	629,252	12,844,032	12,565,955	327	907,329
	Totals	$629,252	$14,158,691	$13,880,614	$392	$907,329

	* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
	The fund received cash collateral of $149,100, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $144,648.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $18,029 to cover certain derivatives contracts.
	DIVERSIFICATION BY COUNTRY ⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	63.1%
	United Kingdom	10.4
	Japan	7.2
	Italy	4.1
	Switzerland	3.5
	Germany	3.3
	South Korea	1.7
	Belgium	1.5
	Ireland	1.5
	Russia	1.2
	Spain	0.7
	Indonesia	0.6
	Brazil	0.5
	Hong Kong	0.5
	Israel	0.2

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $19,172 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$12,208,309	$1,686,705	$—
Consumer staples	7,108,283	700,992	—
Financials	1,294,930	—	—
Industrials	446,594	—	—
Information technology	657,165	—	—
Materials	54,210	—	—
Total common stocks	21,769,491	2,387,697	—
Short-term investments	907,329	149,100	—

Totals by level	$22,676,820	$2,536,797	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$4,308	$—

Totals by level	$—	$4,308	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$39,459	$35,151

Total	$39,459	$35,151

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$8,900,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.
		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	$2,269	$4,748	$5,277	$5,992	$2,526	$2,013	$8,336	$4,073	$ 540	$3,685	$ 39,459

	Total Assets	$2,269	$4,748	$5,277	$5,992	$2,526	$2,013	$8,336	$4,073	$540	$3,685	$39,459

	Liabilities:
	Forward currency contracts#	$—	$9,595	$340	$744	$1,049	$ 800	—	$9,813	$6,369	$6,441	$ 35,151

	Total Liabilities	$—	$9,595	$340	$744	$1,049	$800	$—	$9,813	$6,369	$6,441	$35,151

	Total Financial and Derivative Net Assets	$2,269	$(4,847)	$4,937	$5,248	$1,477	$1,213	$8,336	$(5,740)	$(5,829)	$(2,756)	$4,308
	Total collateral received (pledged)##†	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
	Net amount	$2,269	$(4,847)	$4,937	$5,248	$1,477	$1,213	$8,336	$(5,740)	$(5,829)	$(2,756)	$4,308

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 28, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: July 28, 2014